GOODWILL	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
GOODWILL	GOODWILL Goodwill of $745 million at June 30, 2022 (December 31, 2021 - $832 million) is primarily attributable to Center Parcs of $734 million (December 31, 2021 - $815 million). The partnership performs a goodwill impairment test annually unless there are indicators of impairment identified during the year. The partnership did not identify any impairment indicators as of June 30, 2022 and for the year ended December 31, 2021.